UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10599

Investment Company Act File Number

Tax-Managed Global Small-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Global Small-Cap Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Australia — 3.1%
Amaysim Australia, Ltd.	69,468	$88,895
BWX, Ltd.	24,173	102,460
Challenger, Ltd.	12,989	133,487
Mirvac Group	61,827	107,391
OZ Minerals, Ltd.	7,250	48,452
Regis Resources, Ltd.	21,435	66,061
Super Retail Group, Ltd.	11,018	73,858
Tox Free Solutions, Ltd.	56,383	107,817

		$728,421

Austria — 0.6%
ams AG	1,912	$137,791

		$137,791

Belgium — 1.5%
Kinepolis Group NV	1,621	$93,140
Warehouses De Pauw CVA	983	109,120
X-Fab Silicon Foundries SE(1)(2)	14,196	149,512

		$351,772

Bermuda — 0.6%
Essent Group, Ltd.(1)	3,664	$140,771

		$140,771

Canada — 4.4%
Boardwalk Real Estate Investment Trust	2,725	$104,498
CAE, Inc.	14,069	238,442
CES Energy Solutions Corp.	33,474	171,028
Detour Gold Corp.(1)	4,907	61,714
Laurentian Bank of Canada	2,409	104,669
North West Co., Inc. (The)	3,679	90,120
Pan American Silver Corp.	2,431	40,947
Seven Generations Energy, Ltd., Class A(1)	10,632	184,797
Torex Gold Resources, Inc.(1)	2,085	38,012

		$1,034,227

China — 0.8%
TAL Education Group ADR	1,198	$187,810

		$187,810

Finland — 0.9%
Amer Sports Oyj(1)	3,995	$107,310
Technopolis Oyj	23,847	103,325

		$210,635

Security	Shares	Value
France — 1.4%
Criteo SA ADR(1)	1,762	$89,157
Ipsen SA	886	113,403
Rubis SCA	2,118	134,815

		$337,375

Germany — 1.9%
Axel Springer SE	1,920	$121,918
Brenntag AG	2,480	140,535
Carl Zeiss Meditec AG	2,505	134,126
Salzgitter AG	1,228	55,094

		$451,673

Hong Kong — 0.6%
Hysan Development Co., Ltd.	26,438	$127,847

		$127,847

Ireland — 1.8%
Irish Residential Properties REIT PLC	62,733	$99,342
UDG Healthcare PLC	27,853	310,968

		$410,310

Israel — 1.3%
Frutarom Industries, Ltd.	4,397	$311,758

		$311,758

Italy — 2.5%
Amplifon SpA	10,093	$144,671
Banca Generali SpA	5,978	212,062
MARR SpA	3,855	98,844
Moncler SpA	5,106	137,118

		$592,695

Japan — 12.0%
77 Bank, Ltd. (The)	22,900	$118,064
Ariake Japan Co., Ltd.	2,200	157,722
Daifuku Co., Ltd.	4,600	158,865
Eiken Chemical Co., Ltd.	3,000	99,328
FP Corp.	2,300	125,829
GMO Internet, Inc.	7,400	95,433
H.I.S. Co., Ltd.	3,700	113,763
Heiwa Real Estate REIT, Inc.	117	96,593
Japan Hotel REIT Investment Corp.	131	94,699
LaSalle Logiport REIT	93	93,526
Okamura Corp.	10,100	102,678
Penta-Ocean Construction Co., Ltd.	18,200	108,419
Relia, Inc.	17,800	190,280
Sac’s Bar Holdings, Inc.	10,000	109,922
Sakata INX Corp.	13,700	247,735
Sakata Seed Corp.	4,200	128,180
Sumco Corp.	7,900	127,854
Toho Co., Ltd.	4,800	172,980
Tokyo Century Corp.	5,000	212,970
Yamaha Corp.	4,200	148,525
Yokohama Reito Co., Ltd.	13,154	130,812

		$2,834,177

Security	Shares	Value
Luxembourg — 0.2%
APERAM SA	915	$44,472

		$44,472

Netherlands — 1.5%
IMCD Group NV	4,218	$236,162
Refresco Group NV(2)	6,101	119,206

		$355,368

Norway — 0.4%
XXL ASA(2)	10,264	$99,972

		$99,972

Spain — 0.4%
Hispania Activos Inmobiliarios SOCIMI SA	5,476	$98,572

		$98,572

Sweden — 1.9%
Boliden AB	1,880	$59,021
Indutrade AB	6,904	170,310
Trelleborg AB, Class B	9,008	212,161

		$441,492

Switzerland — 0.9%
Temenos Group AG	1,151	$111,263
VZ Holding AG	332	106,925

		$218,188

United Kingdom — 7.1%
Cairn Energy PLC(1)	27,723	$65,817
Grainger PLC	33,687	116,886
Halma PLC	9,636	139,670
Hastings Group Holdings PLC(2)	34,162	138,242
Hiscox, Ltd.	7,113	121,864
Inchcape PLC	11,430	121,162
IWG PLC	64,171	278,035
Melrose Industries PLC	88,919	272,627
St. James’s Place PLC	8,214	131,936
Travis Perkins PLC	8,110	162,430
WH Smith PLC	5,662	131,536

		$1,680,205

United States — 54.0%
Acadia Realty Trust	4,287	$127,495
ACI Worldwide, Inc.(1)	10,708	248,104
Advance Auto Parts, Inc.	665	74,487
Akamai Technologies, Inc.(1)	2,488	117,284
ALLETE, Inc.	799	58,543
Alliant Energy Corp.	2,404	97,434
Amedisys, Inc.(1)	2,529	119,773
Ameris Bancorp	1,443	66,089
AMETEK, Inc.	2,695	165,958
Avnet, Inc.	3,062	117,520
AZZ, Inc.	2,505	127,004
Balchem Corp.	2,372	184,067

Security	Shares	Value
Bank of the Ozarks, Inc.	2,650	$114,348
BankUnited, Inc.	2,122	73,039
Black Knight Financial Services, Inc., Class A(1)	3,050	129,625
Blackbaud, Inc.	2,422	223,647
Bright Horizons Family Solutions, Inc.(1)	3,440	271,794
Brink’s Co. (The)	1,734	135,512
Burlington Stores, Inc.(1)	2,344	203,998
Cambrex Corp.(1)	3,117	190,137
CBOE Holdings, Inc.	888	83,943
Central Garden & Pet Co., Class A(1)	3,449	106,091
CMS Energy Corp.	2,141	99,000
Cohen & Steers, Inc.	2,914	117,726
Columbia Banking System, Inc.	3,913	155,894
Cotiviti Holdings, Inc.(1)	3,462	149,039
CSG Systems International, Inc.	1,137	47,015
CubeSmart	5,663	139,650
Dave & Buster’s Entertainment, Inc.(1)	1,442	89,563
DCT Industrial Trust, Inc.	2,500	140,850
Deluxe Corp.	2,473	178,551
Diamondback Energy, Inc.(1)	2,025	194,157
Dolby Laboratories, Inc., Class A	4,283	221,645
Douglas Emmett, Inc.	2,712	103,761
Dun & Bradstreet Corp. (The)	1,560	172,786
EastGroup Properties, Inc.	1,686	146,985
Education Realty Trust, Inc.	2,164	81,258
EnerSys	2,077	150,105
Envision Healthcare Corp.(1)	1,332	75,165
Essex Property Trust, Inc.	770	201,509
Euronet Worldwide, Inc.(1)	1,064	102,793
First American Financial Corp.	3,230	156,364
First Hawaiian, Inc.	3,361	99,150
First Republic Bank	3,911	392,391
Grand Canyon Education, Inc.(1)	1,237	91,006
Hexcel Corp.	5,192	265,675
Horace Mann Educators Corp.	2,313	85,350
Hub Group, Inc., Class A(1)	2,439	83,048
ICU Medical, Inc.(1)	503	86,466
Integra LifeSciences Holdings Corp.(1)	3,500	173,810
Jagged Peak Energy, Inc.(1)	3,584	50,749
Jazz Pharmaceuticals PLC(1)	777	119,355
Kansas City Southern	753	77,702
Kirby Corp.(1)	1,698	103,408
Landstar System, Inc.	1,913	159,066
Lazard, Ltd., Class A	2,087	97,484
Ligand Pharmaceuticals, Inc.(1)	1,725	208,570
Lithia Motors, Inc., Class A	1,160	119,770
LKQ Corp.(1)	6,490	224,294
Lululemon Athletica, Inc.(1)	1,575	97,083
Mercury Systems, Inc.(1)	1,965	86,283
Milacron Holdings Corp.(1)	9,870	177,463
MTS Systems Corp.	1,110	58,497
Multi-Color Corp.	3,535	284,567
National Retail Properties, Inc.	1,176	47,016
NETGEAR, Inc.(1)	4,002	191,696

Security	Shares	Value
NVR, Inc.(1)	23	$60,040
Oceaneering International, Inc.	3,507	89,955
Okta, Inc.(1)	2,478	54,392
Papa John’s International, Inc.	591	42,156
Parkway, Inc.	4,606	105,984
PDC Energy, Inc.(1)	3,312	156,194
PDF Solutions, Inc.(1)	9,739	156,311
Performance Food Group Co.(1)	8,019	230,947
Pinnacle Foods, Inc.	3,161	187,700
Pinnacle West Capital Corp.	1,204	104,423
PS Business Parks, Inc.	1,661	223,338
RBC Bearings, Inc.(1)	662	68,411
RealPage, Inc.(1)	5,972	231,415
RLI Corp.	2,788	161,871
ServiceMaster Global Holdings, Inc.(1)	5,451	239,626
Sterling Bancorp	8,349	192,862
Steven Madden, Ltd.(1)	1,827	74,907
Teleflex, Inc.	684	141,738
Trex Co., Inc.(1)	336	25,271
US Concrete, Inc.(1)	3,254	254,951
Veeco Instruments, Inc.(1)	6,418	197,674
WageWorks, Inc.(1)	3,073	200,360
WesBanco, Inc.	3,933	150,359
West Pharmaceutical Services, Inc.	1,763	156,378
Wintrust Financial Corp.	761	57,311

		$12,704,181

Total Common Stocks (identified cost $19,855,780)		$23,499,712

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(3)	173,349	$173,384

Total Short-Term Investments (identified cost $173,384)		$173,384

Total Investments — 100.6% (identified cost $20,029,164)		$23,673,096

Other Assets, Less Liabilities — (0.6)%		$(131,507)

Net Assets — 100.0%		$23,541,589

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $506,932 or 2.2% of the Portfolio’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $1,179

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	20.6%	$4,839,931
Financials	14.6	3,425,171
Consumer Discretionary	13.6	3,207,738
Information Technology	12.5	2,948,298
Real Estate	10.5	2,469,645
Health Care	9.4	2,222,927
Materials	6.5	1,538,113
Consumer Staples	5.7	1,352,082
Energy	3.9	912,697
Utilities	2.1	494,215
Telecommunication Services	0.4	88,895
Short-Term Investments	0.8	173,384

Total Investments	100.6%	$23,673,096

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at July 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$20,263,600

Gross unrealized appreciation	$3,838,746
Gross unrealized depreciation	(429,250)

Net unrealized appreciation	$3,409,496

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$187,810	$3,690,445		$—	$3,878,255
Developed Europe	89,157	5,341,363		—	5,430,520
Developed Middle East	—	311,758		—	311,758
North America	13,879,179	—		—	13,879,179
Total Common Stocks	$14,156,146	$9,343,566	*	$—	$23,499,712
Short-Term Investments	$—	$173,384		$—	$173,384
Total Investments	$14,156,146	$9,516,950		$—	$23,673,096

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Global Small-Cap Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017